Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss from continuing operations attributable to SunCar’s ordinary shareholders	$ (68,663)	$ (26,912)	$ (5,675)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders			(994)
Numerator for basic net loss per share calculation	(68,663)	(26,912)	(6,669)
Numerator for diluted net loss per share calculation	$ (68,663)	$ (26,912)	$ (6,669)
Denominator:
Weighted average number of ordinary shares	95,996,861	85,441,057	81,600,000
Net loss from continuing operations attributable to the Company’s ordinary shareholders per ordinary share
Basic	$ (0.72)	$ (0.31)	$ (0.07)
Diluted	(0.72)	(0.31)	(0.07)
Net loss from discontinued operations attributable to the Company’s ordinary shareholders per ordinary share
Basic			(0.01)
Diluted			(0.01)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic	(0.72)	(0.31)	(0.08)
Diluted	$ (0.72)	$ (0.31)	$ (0.08)